TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Carryforward losses and tax credit	$ 8,456	$ 9,336
Deferred revenues	6,897	5,377
Unrealized loss on marketable securities	1,281	136
ROU assets	2,289	2,372
Temporary differences	9,327	6,583
Deferred tax assets before valuation allowance	28,250	23,804
Valuation allowance	(5,162)	(2,760)
Net deferred tax assets	23,088	21,044
Intangible assets, including goodwill	(4,529)	(4,543)
Operating lease liabilities	(2,289)	(2,372)
Depreciable assets	(1,299)	(1,699)
Deferred tax liability	(8,117)	(8,614)
Net deferred tax assets	$ 14,971	$ 12,430